Interest and Other Income - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Interest And Other Income [Abstract]
Revaluation gain recognised in net foreign exchange gains on financing activities	$ 545	$ 293
Cumulative currency translation difference recognised on financing activities		358
Other net foreign exchange losses	$ 47	$ 49	$ 197